FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 02, 2013	Apr. 03, 2012	Jun. 30, 2011	Oct. 16, 2009
Debt and interest
Repayments	$ 0	$ (43)
Current borrowings and current portion of non-current borrowings	(24)	(11)
Non-current portion of non-current borrowings	4,705	4,715
Borrowings details
Current other debt obligations	11	0
5.7% notes
Debt and interest
Borrowings, beginning balance	844	844
Proceeds	0	0
Repayments	0	0
Amortization and other	0	0
Borrowings, ending balance	844	844	$ 844
Borrowings details
Notional amount	850	850				$ 850
Borrowings, interest rate (as percent)						5.70%
5.25% Notes
Debt and interest
Borrowings, beginning balance	373	372
Proceeds	0	0
Repayments	0	0	(375)
Amortization and other	0	1
Borrowings, ending balance	373	373	372
Borrowings details
Notional amount	$ 375	375			$ 750
Borrowings, interest rate (as percent)	5.25%				5.25%
5.80% notes
Debt and interest
Borrowings, beginning balance	$ 396	396
Proceeds	0	0
Repayments	0	0
Amortization and other	1	0
Borrowings, ending balance	397	396	396
Borrowings details
Notional amount	$ 400	400
Borrowings, interest rate (as percent)	5.80%
6.35% notes
Debt and interest
Borrowings, beginning balance	$ 595	595
Proceeds	0	0
Repayments	0	0
Amortization and other	0	0
Borrowings, ending balance	595	595	595
Borrowings details
Notional amount	$ 600	600
Borrowings, interest rate (as percent)	6.35%
Other fixed rate notes [Member]
Debt and interest
Borrowings, beginning balance	$ 1,042	1,083
Proceeds	0	0
Repayments	0	(43)
Amortization and other	0	2
Borrowings, ending balance	1,042	1,042	1,083
Other fixed rate notes [Member] | Borrowings
Debt and interest
Borrowings, beginning balance	1,100
Borrowings, ending balance	1,100	1,100
BNAF notes due 2038
Debt and interest
Borrowings, beginning balance	250
Borrowings, ending balance	250	250
BPADF notes due 2039 [Member]
Debt and interest
Borrowings, beginning balance	807
Repayments		(43)
Borrowings, ending balance	807	807
Borrowings details
Notional amount							$ 850
Borrowings, interest rate (as percent)							5.95%
Capital leases
Debt and interest
Borrowings, beginning balance	56	70
Proceeds	0	0
Repayments	(14)	(13)
Amortization and other	17	(1)
Borrowings, ending balance	59	56	70
Borrowings details
Current lease liabilities	13	11
Nevada Gold Mines capital leases [Member]
Borrowings details
Lease liabilities	12	13
Loulo-Gounkoto capital leases [Member]
Borrowings details
Lease liabilities	18	20
Veladero capital leases [Member]
Borrowings details
Lease liabilities	2	1
Lumwana capital leases [Member]
Borrowings details
Lease liabilities	1	3
Hemlo capital leases [Member]
Borrowings details
Lease liabilities	9	1
North Mara capital leases
Borrowings details
Lease liabilities	4	0
Tongon capital leases [Member]
Borrowings details
Lease liabilities	5	6
Other debt obligations
Debt and interest
Borrowings, beginning balance	576	578
Proceeds	0	0
Repayments	0	0
Amortization and other	(2)	(2)
Borrowings, ending balance	574	576	578
5.75% Notes
Debt and interest
Borrowings, beginning balance	844	844
Proceeds	0	0
Repayments	0	0
Amortization and other	1	0
Borrowings, ending balance	845	844	844
Borrowings details
Notional amount	850	850		$ 850
Borrowings, interest rate (as percent)				5.75%
Total notes and leases [Member]
Debt and interest
Borrowings, beginning balance	4,726	4,782
Proceeds	0	0
Less: Proceeds from current borrowings	0	0
Proceeds from non-current borrowings	0	0
Repayments	(14)	(56)
Less: Repayments of current borrowings	0	0
Repayments of non-current borrowings	(14)	(56)
Amortization and other	17	0
Borrowings, ending balance	4,729	4,726	4,782
Amortization and other on current borrowings	0	0
Current borrowings and current portion of non-current borrowings	(24)	(11)	(13)
Non-current portion of non-current borrowings	$ 4,705	$ 4,715	$ 4,769